MoA Small Cap Equity Index Fund Investment Objectives and Goals - MoA Small Cap Equity Index Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	MoA Small Cap Equity Index Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P SmallCap 600® Index.